4. Stockholders Equity (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Stock options outstanding	568,182	568,182
Stock options exercisable	568,182	568,182
Aggregate intrinsic value	$ 0	$ 0
Option expiration date	Oct. 31, 2017
Weighted average exericse price	$ 6.60
Weighted average remaining contractual term	2 years 9 months 29 days